Concentrations (Details Narrative)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Five Unrelated Suppliers [Member]
Concentration of risk percentage	89.00%	98.00%	79.00%
Minimum [Member] | Two Suppliers [Member]
Concentration of risk percentage	10.00%
Minimum [Member] | Five Suppliers [Member]
Concentration of risk percentage		10.00%
Minimum [Member] | Four Suppliers [Member]
Concentration of risk percentage			10.00%
Sales Revenue, Net [Member] | No Customer [Member]
Concentration of risk percentage	10.00%
Sales Revenue, Net [Member] | One Customer [Member] | Minimum [Member]
Concentration of risk percentage		10.00%
Sales Revenue, Net [Member] | Three Customers [Member] | Minimum [Member]
Concentration of risk percentage			10.00%
Sales Revenue, Net [Member] | Top Five Customers [Member]
Concentration of risk percentage	23.00%	47.00%	72.00%
Accounts Receivable [Member] | No Customer [Member] | Minimum [Member]
Concentration of risk percentage	10.00%
Accounts Receivable [Member] | Top Five Customers [Member]
Concentration of risk percentage	23.00%	46.00%
Accounts Receivable [Member] | Two Customers [Member] | Minimum [Member]
Concentration of risk percentage		10.00%